Investment Risks - VegaShares SPX NDX RTY Premium Income ETF	Mar. 11, 2026
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.
Market Risk [Member]
Prospectus [Line Items]
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Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Equity Securities Risk [Member]
Prospectus [Line Items]
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Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity index options held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Options Risk Generally [Member]
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Options Risk Generally. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the reference instrument, interest rates, anticipated volatility. The effective use of options depends on the Fund's ability to terminate option positions at times deemed desirable. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. There may be an imperfect correlation between the movement in values of options and their reference instrument and the secondary market for certain options may be illiquid. Option trading is subject to transaction costs that reduce the Fund's returns.

DTE and 1-DTE Options Risk [Member]
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0DTE and 1-DTE Options Risk. Due to the short time until their expiration, 0DTE and 1-DTE options are more sensitive to price movements and market volatility than longer term options. Timing of trades utilizing 0DTE and 1-DTE options is critical. When the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, a slight delay in the execution of these trades can significantly impact the outcome of the trade. These options may be illiquid and bid-ask spreads on these options can be wider than with traditional options, increasing the Fund's transaction costs. Also, 0DTE and 1-DTE options are relatively new and may therefore be subject to rule changes and operational frictions. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

FLEX Options Risk [Member]
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FLEX Options Risk. While FLEX Options are listed on an exchange, they may become illiquid. Limited trading volume in FLEX Options may reduce their value. In a less liquid market for FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options). Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund's shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund's ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. Trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Sector Risk [Member]
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Sector Risk. The S&P 500® Index and Nasdaq-100 Index® have significant exposure to companies in the technology sector. The Fund is likely to be more adversely affected by any negative performance of the technology sector than funds that have more diversified holdings across a number of sectors. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Covered Call Strategy Risk [Member]
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Covered Call Strategy Risk. The seller of the option gives up the opportunity to benefit from value increases in the reference index above the strike price, but continues to bear the risk of index price declines. The premiums received from the written options may not be sufficient to offset any losses sustained by the reference index. Additionally, when the Fund is employing a synthetic covered call strategy, meaning that it derives its long exposure from deep in-the-money options that utilize an index or index-tracking ETF as the reference asset, this increases the likelihood that the Fund's returns may not always precisely align or track with the returns of the relevant index.

Active Management Risk [Member]
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Active Management Risk. The Fund is subject to the risk that the investment management strategy of the adviser may not produce the intended results and may negatively impact Fund performance. The adviser is recently formed and has not previously managed an ETF or other investment company.

Small- and Mid-Capitalization Risk [Member]
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Small- and Mid-Capitalization Risk. The earnings and prospects of small- to mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. These companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Distribution Tax Risk [Member]
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Distribution Tax Risk. The Fund's weekly distributions may exceed the Fund's income and gains for the Fund's taxable year. Distributions in excess of the Fund's current and accumulated earnings and profits are treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Because a portion of the Fund's distributions will likely consist of return of capital, the Fund may not be appropriate for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.

Limited History of Operations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited History of Operations Risk. The Fund is a new ETF and has limited history of operations for investors to evaluate.
Underlying Funds Risk [Member]
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Underlying Funds Risk. Underlying funds (i.e. ETFs) involve duplication of investment advisory fees and certain other expenses. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to the potential for greater volatility than a diversified fund.
ETF Structure Risk [Member]
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ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

●	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

●	Not Individually Redeemable. The Fund's shares ("Shares") are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value ("NAV") and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on the NYSE Arca, Inc. (the "Exchange") may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

o	In times of market stress, market makers may step away from their role of market making in Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund's NAV.

o	The market price of the Shares may deviate from the Fund's NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the Shares than the Fund's NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

o	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund's NAV.
●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.